Schedule of Large Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value (A)	843,132	[1]
Loan Count	33	[1]
Individual Bank Loan (3)
Outstanding Face Amount	158,991	[2]
Carrying Value (A)	128,991	[2]
Prior Liens (1)	607,130	[2],[3]
Loan Count	1	[2]
Wtd. Average Yield	24.85%	[2],[4]
Weighted Average Coupon	15.55%	[2],[4]
Weighted Average Maturity (Years)	6.50	[2]
Individual Mezzanine Loan (5)
Outstanding Face Amount	68,741	[5]
Carrying Value (A)	68,741	[5]
Prior Liens (1)	721,776	[3],[5]
Loan Count	1	[5]
Wtd. Average Yield	8.65%	[4],[5]
Weighted Average Coupon	8.65%	[4],[5]
Weighted Average Maturity (Years)	3.50	[5]
Individual Mezzanine Loan (4)
Outstanding Face Amount	53,510	[6]
Carrying Value (A)	53,510	[6]
Prior Liens (1)	815,728	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	10.00%	[4],[6]
Weighted Average Coupon	10.46%	[4],[6]
Weighted Average Maturity (Years)	1.50	[6]
Individual B-Note Loan (4)
Outstanding Face Amount	50,000	[6]
Carrying Value (A)	50,000	[6]
Prior Liens (1)	225,000	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.54%	[4],[6]
Weighted Average Coupon	5.93%	[4],[6]
Weighted Average Maturity (Years)	3.25	[6]
Individual Bank Loan (6)
Outstanding Face Amount	128,230	[7]
Carrying Value (A)	47,637	[7]
Prior Liens (1)		[3],[7]
Loan Count	1	[7]
Wtd. Average Yield	6.28%	[4],[7]
Weighted Average Coupon	2.22%	[4],[7]
Weighted Average Maturity (Years)	1.66	[7]
Individual B-Note Loan (4)
Outstanding Face Amount	53,574	[6]
Carrying Value (A)	46,672	[6]
Prior Liens (1)	2,065,615	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	12.00%	[4],[6]
Weighted Average Coupon	3.09%	[4],[6]
Weighted Average Maturity (Years)	1.75	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	45,000	[6]
Carrying Value (A)	45,000	[6]
Prior Liens (1)	317,000	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	9.95%	[4],[6]
Weighted Average Coupon	9.25%	[4],[6]
Weighted Average Maturity (Years)	2.00	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	40,000	[6]
Carrying Value (A)	40,000	[6]
Prior Liens (1)	324,940	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.42%	[4],[6]
Weighted Average Coupon	8.00%	[4],[6]
Weighted Average Maturity (Years)	1.17	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	38,510	[6]
Carrying Value (A)	38,510	[6]
Prior Liens (1)	815,728	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	12.00%	[4],[6]
Weighted Average Coupon	12.19%	[4],[6]
Weighted Average Maturity (Years)	1.50	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	36,485	[6]
Carrying Value (A)	36,485	[6]
Prior Liens (1)	214,243	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.67%	[4],[6]
Weighted Average Coupon	8.00%	[4],[6]
Weighted Average Maturity (Years)	1.58	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	36,667	[6]
Carrying Value (A)	35,017	[6]
Prior Liens (1)	745,600	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.00%	[4],[6]
Weighted Average Coupon	7.00%	[4],[6]
Weighted Average Maturity (Years)	3.25	[6]
Individual Whole Loan (7)
Outstanding Face Amount	29,117	[8]
Carrying Value (A)	29,117	[8]
Prior Liens (1)		[3],[8]
Loan Count	1	[8]
Wtd. Average Yield	5.15%	[4],[8]
Weighted Average Coupon	3.69%	[4],[8]
Weighted Average Maturity (Years)	1.12	[8]
Others (8)
Outstanding Face Amount	382,260	[9]
Carrying Value (A)	223,452	[9]
Loan Count	21	[9]
Wtd. Average Yield	11.78%	[4],[9]
Weighted Average Coupon	7.11%	[4],[9]
Weighted Average Maturity (Years)	1.86	[9]
Total Large Loans
Outstanding Face Amount	1,121,085
Carrying Value (A)	$ 843,132
Loan Count	33
Wtd. Average Yield	12.15%	[4]
Weighted Average Coupon	7.98%	[4]
Weighted Average Maturity (Years)	2.62

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(3) Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.
[3]	(1) Represents face amount of third party liens that are senior to Newcastle's position.
[4]	(2) For others, represents weighted average yield and weighted average coupon.
[5]	(5) Principal repayment based on a 30-year amortization schedule after July 2013.
[6]	(4) Interest only payments over life to maturity and balloon principal payment upon maturity.
[7]	(6) Annual amortization payment equal to 50% of excess cash flow.
[8]	(7) Interest only payment over life to maturity with a discontinued pay off option prior to April 2014.
[9]	(8) Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.